Trade and Other Receivables- Summary of Components of Trade and Other Receivables (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Trade and other receivables [abstract]
Notes and accounts receivable	¥ 842,573	¥ 730,805
Other	128,166	103,336
Allowance for doubtful receivables	(2,407)	(2,101)
Total	¥ 968,333	¥ 832,040